Revenue - Summary of Revenue (Details) - EUR (€) € in Thousands		6 Months Ended		12 Months Ended
	Jun. 23, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue		€ 9,562	€ 93,500	€ 97,500
License Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue		9,562	93,500
License Revenue | License Performance Obligation
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	€ 93,500	5,000	€ 93,500	93,500
License Revenue | R&D Performance Obligations
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue		€ 4,562		€ 4,000